Business Combinations - Assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 29, 2019	Feb. 15, 2019	Dec. 31, 2018	Dec. 27, 2018
Assets
Goodwill	$ 244,672	$ 227,349	$ 227,349			$ 174,204
Ad Juster, Inc
Assets
Cash and cash equivalents				$ 2,484
Trade receivables				788
Prepaid expenses and other current assets				163
Property, plant and equipment				151
Total Intangible Assets				6,710
Goodwill				28,940
Total assets acquired				39,236
Liabilities
Deferred tax liabilities				957
Trade payables				358
Accrued expenses				478
Other current liabilities				131
Total liabilities assumed				1,924
Total purchase consideration				37,312
Ad Juster, Inc | Technology
Assets
Total Intangible Assets				4,750
Ad Juster, Inc | Trademarks
Assets
Total Intangible Assets				490
Ad Juster, Inc | Customer relationships
Assets
Total Intangible Assets				$ 1,470
Zentrick NV
Assets
Cash and cash equivalents					$ 724
Trade receivables					454
Other assets					164
Total Intangible Assets					4,850
Goodwill					24,241
Total assets acquired					30,433
Liabilities
Deferred tax liabilities					1,431
Trade payables					117
Other current liabilities					679
Total liabilities assumed					2,227
Total purchase consideration					28,206
Zentrick NV | Technology
Assets
Total Intangible Assets					4,700
Zentrick NV | Customer relationships
Assets
Total Intangible Assets					$ 150
Leiki Oy
Assets
Cash and cash equivalents							$ 2,240
Trade receivables							595
Property, plant and equipment							6
Total Intangible Assets							3,100
Goodwill							13,909
Total assets acquired							19,850
Liabilities
Deferred tax liabilities							912
Trade payables							607
Accrued expenses							534
Total liabilities assumed							2,053
Total purchase consideration							17,797
Leiki Oy | Technology
Assets
Total Intangible Assets							3,000
Leiki Oy | Customer relationships
Assets
Total Intangible Assets							$ 100